CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 107,773		$ 179,584
Short-term investments	0		296
Accounts receivable, net of allowances for doubtful accounts of $11,063 and $10,796, respectively	23,260		15,000
Inventories	23,355		26,028
Deferred costs	86,723		125,472
Prepaids and other current assets	21,552		27,154
Short-term restricted cash	9,822		13,806
Total current assets	272,485		387,340
Property, plant and equipment, net	4,771		8,866
Long-term investments	74,588		62,443
Long-term deferred costs	8,539		20,556
Long-term deferred tax assets	590		283
Other long-term assets	5,994		8,603
Total assets	366,967		488,091
Current liabilities:
Accounts payable	24,953		24,991
Income taxes payable	11,827		8,735
Customer advances	75,670		89,362
Deferred revenue	29,093		41,461
Deferred tax liabilities	577		219
Other current liabilities	22,430		26,200
Total current liabilities	164,550		190,968
Long-term deferred revenue	35,251		59,530
Other long-term liabilities	16,786		20,937
Total liabilities	216,587		271,435
Commitments and contingencies (Note 12)
UTStarcom Holdings Corp. shareholders' equity:
Ordinary share: $0.00375 par value; 250,000 authorized shares; 45,444 and 53,322 shares issued at December 31, 2013 and December 31, 2012, respectively; 39,778 and 47,656 shares outstanding at December 31, 2013 and December 31, 2012, respectively (Note 1)(1)	151	[1]	182	[1]
Additional paid-in capital	1,280,810		1,309,761
Treasury stock, at cost: 5,666 and 5,666 shares at December 31, 2013 and December 31, 2012, respectively(1)	(20,421)	[1]	(20,421)	[1]
Accumulated deficit	(1,176,022)		(1,153,301)
Accumulated other comprehensive income	65,862		79,621
Total UTStarcom Holdings Corp. shareholders' equity	150,380		215,842
Noncontrolling interests			814
Total equity	150,380		216,656
Total liabilities and equity	$ 366,967		$ 488,091

[1]	(1) Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each, and became effective on March 21, 2013. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2012 have been adjusted retroactively to reflect the one for three reverse share split.